Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	INSPIRE VETERINARY PARTNERS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 is being filed solely for the purpose of filing Exhibit 107 to this registration statement on Form S-1 (File No. 333-28019), (the “Registration Statement”), and to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note as well as revised versions of the cover page and exhibit index. This Amendment No. 2 does not contain copies of the public offering prospectus included in the Registration Statement, which remains unchanged from Amendment No.1 to the Registration Statement filed on June 24, 2024. This Amendment No. 2 consists only of the cover page, this explanatory note, the signature pages to the Registration Statement, the exhibit index and the filed exhibits.
Entity Central Index Key	0001939365
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV